UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              100

Form 13F Information Table Value Total:              $245,763
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Managem       STOCK  03748R101     9,307    214,200    SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc        STOCK  044103109       505     40,000    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105     5,239    422,500    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103     2,232    130,900    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203       515     16,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106     8,048    162,923    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105     6,951    374,500    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103     8,041    154,104    SH              SOLE      NONE                   NONE
Equity Inns Inc                      STOCK  294703103       580     35,000    SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103     2,490     68,200    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100     2,916    139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206     3,122     44,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103     9,320    245,651    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101         0        640    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105     4,984    231,400    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102     8,610    347,050    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101     9,584    829,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109     5,923    221,500    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104     4,803    150,800    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106     6,731    192,600    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725M107     3,118     89,300    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108     8,014    221,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102     6,171    140,500    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101     8,551    395,900    SH              SOLE      NONE                   NONE
Liberty Property Trust               STOCK  531172104       641     14,500    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101     5,770     82,200    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104     2,898     63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108         5      5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    11,066    198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109     2,185     81,700    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102     1,016     53,600    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104     2,049     76,200    SH              SOLE      NONE                   NONE
National Retail Properties Inc       STOCK  637417106     7,725    387,216    SH              SOLE      NONE                   NONE
                                 PREFERRED
NATL RETAIL PROPERTIES               STOCK  637417205       162      6,352    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104     8,608    382,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106     6,467    261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       119      9,000    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102        31      2,400    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107     9,838    243,694    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107     6,271    138,300    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202     5,354    198,800    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104     1,511     69,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621K106     1,978     47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       908     50,700    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109       498      6,000    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108     3,799     74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103        82      2,000    SH              SOLE      NONE                   NONE
Trustreet Properties Inc             STOCK  898404108     3,480    263,800    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102     1,877     67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102         0      1,260    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101       872     10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100       872     20,000    SH              SOLE      NONE                   NONE
Accenture Ltd                        STOCK  G1150G111       425     15,000    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103     1,836     25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101       387     11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109     1,373     25,800    SH              SOLE      NONE                   NONE
Amgen Inc                            STOCK  031162100       431      6,600    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101       426      9,800    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104     2,165     45,007    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105     1,025     12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109     1,478     15,000    SH              SOLE      NONE                   NONE
Coach Inc                            STOCK  189754104       299     10,000    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103       455      7,600    SH              SOLE      NONE                   NONE
ConocoPhillips                       STOCK  20825c104       983     15,000    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104       609     13,700    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  26441C105       288      9,800    SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts               STOCK  268648102       329     30,000    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103       379     10,000    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103       527     16,000    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103     1,267     40,000    SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc            STOCK  44107P104        47      2,142    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101       691      9,000    SH              SOLE      NONE                   NONE
Johnson & Johnson                    STOCK  478160104       467      7,800    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100     1,582     37,664    SH              SOLE      NONE                   NONE
Kerr-McGee Corp                      STOCK  492386107       333      4,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101       201      9,300    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102     1,214     21,192    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104     1,351     58,000    SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109       746     37,000    SH              SOLE      NONE                   NONE
National Retail Properties Inc       STOCK  637417106       200     10,000    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       225     10,000    SH              SOLE      NONE                   NONE
Noble Corp                           STOCK  G65422100       595      8,000    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204     1,216     60,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108       420      7,000    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103       399     17,000    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109       898     16,147    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101       304     16,000    SH              SOLE      NONE                   NONE
Schlumberger Ltd                     STOCK  806857108       365      5,600    SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts Worl       STOCK  85590A401       211      3,500    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106       836     17,100    SH              SOLE      NONE                   NONE
Texas Instruments Inc                STOCK  882508104       303     10,000    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109       620     27,100    SH              SOLE      NONE                   NONE
Tronox Inc                           STOCK  897051207         6        483    SH              SOLE      NONE                   NONE
Tyco International Ltd               STOCK  902124106       385     14,000    SH              SOLE      NONE                   NONE
UnitedHealth Group Inc               STOCK  91324p102       448     10,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104     1,072     32,000    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103       621     12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109       740     16,500    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101       979     14,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100     1,772     39,900    SH              SOLE      NONE                   NONE